BASIC AND DILUTED INCOME PER SHARE - Schedule of Weighted-Average Number of Ordinary Shares Outstanding After Adjustment (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted-average number of ordinary shares, basic (in shares)	36,034,115	37,083,262	35,828,204
Effect of share options and warrants on issue (in shares)	297,347	495,252	1,003,403
Effect of contingently issuable ordinary shares related to business combinations (in shares)	0	963,652	1,380,501
Unvested ordinary shares (in shares)	5,887	0	0
Weighted-average number of ordinary shares, diluted (in shares)	36,337,349	38,542,166	38,212,108